Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits from customers [abstract]
Savings accounts	€ 321,034	€ 314,997
Credit balances on customer accounts	283,417	279,805
Corporate deposits	36,011	22,174
Corporate deposits	336	424
Customer deposits	€ 640,799	€ 617,400